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TYPE						13F-HR
PERIOD					12/31/07
FILER


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:	September 30, 2007
Check here if Amendment [ x ]; Amendment Number: 1

This Amendment (Check only one.):	[ ] is a restatement.
						[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:		The Swarthmore Group, Inc.
Address:	1717 Arch Street
		Suite 3810
		Philadelphia, PA  19103
13F File Number: 28-5724

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Paula Mandle
Title:	CEO
Phone:	215-557-9300
Signature, Place, and Date of Signing:
Paula Mandle	Philadelphia, Pennsylvania	January 9, 2008

Report Type (Check only one.):
[ X  ]	13F HOLDINGS REPORT.
[    ]	13F NOTICE.
[    ]	13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:


FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		51
Form 13F Information Table Value Total:		907267
List of Other Included Managers:
  No. 13F File Number		Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A T & T Corp                   COM              00206r102    21708 522325.00SH       SOLE                522325.00
Adobe Systems Inc              COM              00724F101    28058 656643.00SH       SOLE                656643.00
Agilent Technologies Inc       COM              00846U101     9847 268025.00SH       SOLE                268025.00
Air Products & Chemicals Inc   COM              009158106    29774 301875.00SH       SOLE                301875.00
Bard (C.R.) Inc                COM              067383109    34396 362826.00SH       SOLE                362826.00
Baxter International Inc       COM              071813109    20474 352700.00SH       SOLE                352700.00
Becton Dickinson & Co          COM              075887109    10888 130275.00SH       SOLE                130275.00
Celgene Corporation            COM              151020104    22166 479675.00SH       SOLE                479675.00
Cisco Systems Inc              COM              17275R102    24950 921675.00SH       SOLE                921675.00
Clorox Company                 COM              189054109    26137 401065.00SH       SOLE                401065.00
Coach Inc                      COM              189754104    13847 452825.00SH       SOLE                452825.00
Corning Inc                    COM              219350105    30336 1264525.00SH      SOLE               1264525.00
Danaher Corp                   COM              235851102    11156 127150.00SH       SOLE                127150.00
Darden Restaurants Inc         COM              237194105     8909 321500.00SH       SOLE                321500.00
Emerson Electric Co            COM              291011104    29254 516301.00SH       SOLE                516301.00
Exxon Mobil Corporation        COM              30231G102    11402 121700.00SH       SOLE                121700.00
FPL Group Inc                  COM              302571104    10631 156850.00SH       SOLE                156850.00
Gamestop Corp - Cl A           COM              36467w109     9431 151850.00SH       SOLE                151850.00
General Electric Co            COM              369604103    19113 515600.00SH       SOLE                515600.00
Genzyme Corp - Genl Division   COM              372917104    10118 135925.00SH       SOLE                135925.00
Gilead Sciences Inc            COM              375558103    10613 230675.00SH       SOLE                230675.00
Goldman Sachs Group Inc        COM              38141G104    21639 100625.00SH       SOLE                100625.00
Goodrich Corp                  COM              382388106    20389 288750.00SH       SOLE                288750.00
Google Inc - Class A           COM              38259P508    31694 45835.00 SH       SOLE                 45835.00
Hewlett Packard Co             COM              428236103    30238 599000.00SH       SOLE                599000.00
ITT Corp                       COM              450911102    22795 345175.00SH       SOLE                345175.00
J.P. Morgan Chase & Company    COM              46625H100    12057 276225.00SH       SOLE                276225.00
Jacobs Engineering             COM              469814107    11796 123375.00SH       SOLE                123375.00
Joy Global Inc                 COM              481165108     9396 142750.00SH       SOLE                142750.00
Lincoln National Corp          COM              534187109    15473 265765.00SH       SOLE                265765.00
Marathon Oil Corp.             COM              565849106    18860 309894.00SH       SOLE                309894.00
Microchip Technology Inc       COM              595017104    13847 440717.00SH       SOLE                440717.00
Monsanto Co                    COM              61166w101    39904 357275.00SH       SOLE                357275.00
NVIDIA Corp                    COM              67066g104     7601 223425.00SH       SOLE                223425.00
Northern Trust Corp            COM              665859104    25541 333525.00SH       SOLE                333525.00
Oracle Corporation             COM              68389X105     9774 432850.00SH       SOLE                432850.00
PNC Financial Services Group   COM              693475105    11325 172500.00SH       SOLE                172500.00
Pepsico Inc                    COM              713448108    37115 489000.00SH       SOLE                489000.00
Qualcomm Inc.                  COM              747525103    11522 292816.00SH       SOLE                292816.00
Raytheon Company               COM              755111507    18849 310525.00SH       SOLE                310525.00
Roper Industries Inc           COM              776696106    18043 288500.00SH       SOLE                288500.00
Schlumberger Ltd               COM              806857108     8708 88525.00 SH       SOLE                 88525.00
St Jude Medical Inc            COM              790849103      675 16600.00 SH       SOLE                 16600.00
T Rowe Price Group Inc         COM              74144T108    33250 546149.00SH       SOLE                546149.00
Tidewater Inc                  COM              886423102    10688 194825.00SH       SOLE                194825.00
Transocean                     COM              G90073100    12619 88153.00 SH       SOLE                 88153.00
Vulcan Materials Co            COM              929160109     5503 69585.00 SH       SOLE                 69585.00
Waters Corp                    COM              941848103    21009 265700.00SH       SOLE                265700.00
Weatherford International LTD  COM              G95089101     9230 134550.00SH       SOLE                134550.00
XTO Energy Inc                 COM              98385X106    15745 306560.50SH       SOLE                306560.50
Yum! Brands,Inc                COM              988498101     8771 229200.00SH       SOLE                229200.00

REPORT SUMMARY			51 DATA RECORDS		     907267		     0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
